Debt - Summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 7,684	€ 10,958	[1]	€ 2,635
Long-term debt	19,469	22,624	[1]	11,068
Borrowings	27,153	33,582		€ 13,703
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,595	13,638
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	8,874	8,986
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	3,692	1,782
Long-term debt	15,573	16,711
Borrowings	19,265	18,493
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,662	8,776
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,911	7,935
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,389	7,697
Long-term debt	1,561	3,114
Borrowings	2,950	10,811
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,416	3,079
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	145	35
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,009	420
Long-term debt	646	573
Borrowings	1,655	993
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	558	523
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	88	50
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	634	431
Long-term debt	1,625	2,055
Borrowings	2,259	2,486
Lease liabilities | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	896	1,090
Lease liabilities | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	729	965
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	960	628
Long-term debt	64	171
Borrowings	1,024	799
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	63	170
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1	€ 1

[1]	Refer to Note 3, Scope of consolidation